SCHEDULE OF RELATIONSHIP OF RELATED PARTIES (Details) (Parenthetical)	Jun. 30, 2021
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Equity ownership percentage	10.00%
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Equity ownership percentage	13.00%